Indebtedness - Schedule of Indebtedness (Details) - CAD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Telesat GEO Financing
Borrowings before deferred financing costs		$ 3,844,514	$ 3,660,787
Deferred financing costs, prepayment options, warrants and loss on repayment		(199,702)	(167,180)
Total		3,644,812	3,493,607
Less: current indebtedness		(2,374,537)	(2,341,145)
Long-term indebtedness		1,270,275	1,152,462
Term Loan B – U.S. Facility [Member] | Telesat GEO Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[1]	1,837,650	1,812,296
2027 Senior Unsecured Notes [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[2]	296,460	292,369
2026 Senior Secured Notes [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[3]	538,615	531,183
2027 Senior Secured Notes [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[4]	313,103	308,783
Government Of Canada Telesat Lightspeed Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[5]	723,460	603,376
Government Of Quebec Telesat Lightspeed Financing [Member]
Telesat GEO Financing
Borrowings before deferred financing costs	[5]	$ 135,226	$ 112,780

[1]	On December 6, 2019, Telesat GEO entered into a new amended and restated Credit Agreement with a syndicate of banks which provides for the extension of credit under the Senior Secured Credit Facilities (“Senior Secured Credit Facilities”). The Senior Secured Credit Facilities are comprised of two tranches — a revolving credit facility of up to $200.0 million US dollars which matured in December 2024 and Term Loan B — U.S. Facility of US$1,908.5 million maturing in December 2026. During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[2]	On October 11, 2019, Telesat GEO issued, through a private placement, US$550 million of 6.5% Senior Unsecured Notes, maturing in October 2027 (“2027 Senior Unsecured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[3]	On April 27, 2021, Telesat GEO issued, through a private placement, US$500 million in aggregate principal amount of 5.625% Senior Secured Notes maturing in December 2026 (“2026 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[4]	On December 6, 2019, Telesat GEO issued, through a private placement, US$400 million 4.875% Senior Secured Notes, maturing in June 2027 (“2027 Senior Secured Notes”). During the three months ended March 31, 2026 and March 31, 2025, there were no repurchases of debt.
[5]	On September 13, 2024, Telesat LEO entered into loan agreements with 16342451 Canada Inc., a subsidiary of Canada Development Investment Corporation (“Government of Canada”) and Investissement Quebec (“Government of Quebec”), for senior secured non-revolving delayed draw term loan facilities in the principal amount of $2,140 million and $400 million, respectively (“Telesat Lightspeed Financing”). The debt balances include $38.6 million of interest that was added to the principal balance of the loan.